COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred during the years ended December 31 are comprised of the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and benefits	$636,497	$510,615	$563,165
Subcontractors expense (recovery)	366	(16,318)	570
Software and other	39,944	9,804	26,653
Depreciation	1,498	2,399	3,933
	$678,305	$506,500	$594,321